Loans to customers (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Breakdown by maturity	$ 1,976,499	$ 1,392,350
Breakdown by maturity ratio	100.00%	100.00%
Less Than One Year [Member]
IfrsStatementLineItems [Line Items]
Breakdown by maturity	$ 1,697,288	$ 1,155,760
Breakdown by maturity ratio	85.90%	83.50%
Between One And Five Years [Member]
IfrsStatementLineItems [Line Items]
Breakdown by maturity	$ 198,533	$ 189,051
Breakdown by maturity ratio	10.00%	13.10%
Total Not Overdue Installments [Member]
IfrsStatementLineItems [Line Items]
Breakdown by maturity	$ 1,895,821	$ 1,344,811
Breakdown by maturity ratio	95.90%	96.60%
Less Than Thirty Days [Member]
IfrsStatementLineItems [Line Items]
Breakdown by maturity	$ 30,509	$ 13,423
Breakdown by maturity ratio	1.50%	1.00%
Less Than Thirty Days And Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Breakdown by maturity	$ 18,191	$ 8,948
Breakdown by maturity ratio	1.00%	0.60%
Less Than Sixty Days And Ninty Days [Member]
IfrsStatementLineItems [Line Items]
Breakdown by maturity	$ 13,315	$ 5,757
Breakdown by maturity ratio	0.70%	0.40%
Between Ninty Days [Member]
IfrsStatementLineItems [Line Items]
Breakdown by maturity	$ 18,663	$ 19,411
Breakdown by maturity ratio	0.90%	1.40%
Total Overdue Installments [Member]
IfrsStatementLineItems [Line Items]
Breakdown by maturity	$ 80,678	$ 47,539
Breakdown by maturity ratio	4.10%	3.40%